Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Audit fees	$ 341	$ 232
Legal fees	137	40
Other professional fees	2,300	1,540
Vessel Operating and voyage expenses	12,481	37,555
Loan and interest rate swaps interest and financing fees	5,547	7,394
Income tax	134	(0)
Total Accrued Liabilities	$ 20,940	$ 46,761